Putnam
Master
Intermediate
Income Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-02

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

Given the dramatic events that aggravated an already troubled economic environment, it is encouraging to report that Putnam Master Intermediate Income Trust closed the first half of fiscal 2002 with a slight gain. On the following pages, your management team's report will provide a full discussion of the reasons behind these results.

The team's report will also afford you a good understanding of what has been driving your fund's performance as well as offer its view of the outlook for fiscal 2003. Since the economic recovery is likely to be gradual, we counsel patience as you view your fund's progress in the months ahead.

As you read this report, you may notice that we are now listing the team that manages your fund. We do this to reflect more accurately how your fund is managed as well as Putnam's firm belief in the value of team management. The individuals who comprise the management team are shown at the end of Management's discussion of performance.

We know that Putnam Investments values its relationship with you and its other shareholders and appreciates your loyalty during these times of restructuring of staff and products in the pursuit of superior investment performance for the future.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
May 8, 2002


REPORT FROM FUND MANAGEMENT

This fund is managed by the Putnam Core Fixed-Income Team

Thanks to positions in high-yield and emerging-market bonds, which benefited from increased optimism about economic recovery, Putnam Master Intermediate Income Trust generated a solid return at net asset value for the six months ended March 31, 2002, while its stronger return at market value reflected strong investor enthusiasm for fixed-income investments. Your fund outperformed its benchmark, the Lehman Intermediate Government Credit Index, as well as an additional comparative index, the Salomon Smith Barney Non-U.S. World Government Bond Index. However, your fund underperformed the CSFB High Yield Index, primarily because the fund does not invest solely in high-yield bonds (all based on performance at net asset value). The primary reason for the fund's generally strong relative performance was its high-yield and emerging-market emphasis.

Total return for 6 months ended 3/31/02

                 NAV            Market price
-----------------------------------------------------------------------
                5.16%              5.74%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 6.

* INVESTORS FAVORED HIGHER-YIELDING BONDS AMID SIGNS OF RECOVERY

The fixed-income markets have been volatile in the past six months, due to changing economic expectations, equity market volatility, and geopolitical turmoil. As the fourth quarter of 2001 began, investors were still jittery in the wake of the terrorist attacks but a series of encouraging economic reports sparked a major shift in investor sentiment towards the end of the year. Overcoming their risk aversion, investors sold off investment-grade bonds and reallocated funds into riskier asset classes, such as equities and high-yield bonds. Meanwhile, emerging-market bonds performed well despite Argentina's default. As with the U.S., international bonds in developed markets lost steam toward the end of 2001, as positive economic data suggested that the fourth quarter of 2001 might represent the bottom of the current recession cycle, causing interest rates to begin moving upward in 2002.


[GRAPHIC OMITTED: horizontal bar chart TOP FIVE COUNTRY ALLOCATIONS
                  (INTERNATIONAL SECTOR)]

TOP FIVE COUNTRY ALLOCATIONS (INTERNATIONAL SECTOR)*

Germany      5.2%

Russia       3.5%

Brazil       3.0%

Mexico       2.4%

Canada       2.2%

Footnote reads:
*Based on net assets as of 3/31/02. Holdings will vary over time.

However, central banks remained cautious and continued to lower interest rates through the end of 2001. The Federal Reserve Board cut rates three times during the period, leaving the Fed funds rate at a 40-year low of 1.75%. As a result, the yield curve continued to steepen, as yields on short-term bonds declined as a result of the Fed's rate cuts.

Just as the overall market began to embrace the idea of an economic turnaround at the start of 2002, a new bout of investor risk aversion took hold in response to the bankruptcy of Enron. Questionable corporate accounting practices and credit concerns following the Enron collapse resulted in solid performance for the higher-quality bond sectors. However, increasingly robust economic data in January and February once again turned investors' attention toward the prospect of a strong economic rebound. In response, the investment-grade sector saw a sharp sell-off during March, with expectations that the Fed, having left interest rates unchanged at its January meeting, was positioning itself for a possible rate increase later this year. High-yield bonds, however, were buoyed by the improvement in investor sentiment and evidence of economic growth.

International bond markets, pressured by signs of a global economic recovery that could lead to higher interest rates, advanced only modestly. However, the improved economic outlook, rising oil prices, and attractive valuations of emerging-market bonds boosted returns in this sector. These events continue to underscore the value of diversifying across the different sectors of the fixed-income universe, as your fund has always been designed to do.

* HIGHER-QUALITY SECTORS LAGGED HIGH-YIELD POSITIONS

The fund's emphasis on high yield, the strongest-performing sector for the semiannual period, benefited its performance overall. Within the fund's investment-grade holdings, our exposure to U.S. government bonds dampened performance somewhat, while positions in mortgage-backed securities made a positive contribution. With the end of the Federal Reserve's easing cycle, higher-quality bonds have become much more sensitive to a potential increase in interest rates, which is typically the case after a long easing cycle. As reports on the economy through the first quarter of 2002 indicated that stronger growth was occurring, interest rates rose and prices for higher-quality bonds, were negatively affected. Your fund's focus on shorter-maturity issues was a positive for performance, as interest rates rose and these issues performed better than longer-term securities.

Fund Profile

Putnam Master Intermediate Income Trust seeks high current income and relative stability by investing in the intermediate-maturity, investment-grade, and high-yield bond sectors, as well as in foreign bond markets. The fund's diversification among these markets and sectors is designed to provide more stable returns over time. The fund is designed for investors seeking high current income, asset class diversification, or both.

Strong performance from the fund's holdings of emerging-market bonds boosted performance. In particular, positions in Russia, Mexico, and Brazil and the avoidance of Argentina were positive for the fund's performance. Bonds in the international developed markets had a mixed impact on results. The U.S. dollar strengthened against most of the major foreign currencies, which was a negative factor for the international sector.

* A MODEST RECOVERY APPEARED UNDERWAY AT END OF PERIOD

The recession appears to have been much milder than both economists and investors thought it would be. A modest recovery is under way, due in large part to the deep tax and interest-rate cuts in 2001. Also, significant reductions in corporate inventories led to robust growth during the first quarter as companies restocked. However, we believe that growth in the second half of 2002 will be more moderate. Consumer spending should remain solid this year, although there is more uncertainty around business investments.


[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH-YIELD BONDS

Allied Waste Industries, Inc.,
company guaranty Series B, 10%, 2009

Hanvit Bank 144A
sub. notes, 11.75%, 2010 (South Korea)

Echostar Broadband Corp.,
Senior notes, 10.375%, 2007

FOREIGN BONDS

Germany (Federal Republic of)
bonds, Series 95, 7.375%, 2005

Brazil (Federal Republic of)
government guaranty, FRB, 3.25%, 2012

United Mexican States
notes, Series A, 9.875%, 2010

U.S. INVESTMENT-GRADE SECURITIES

Federal National Mortgage Association,
pass-through certificates, 7.25%,
January 15, 2010

U.S. Treasury Notes,
3.5%, November 15, 2006

Federal National Mortgage Association
pass-through certificates, 6.5%, with
due dates from August 1, 2010, to
February 1, 2032.

Footnote reads:
These holdings represent 22.3% of the fund's net assets as of 3/31/02. Portfolio holdings will vary over time.


We are expecting that inflation will remain low, which should keep the Fed from raising interest rates at least until the end of summer. We will continue to monitor these developments closely, and, as always, focus on securities with positive fundamentals and attractive valuations.

We remain cautiously optimistic on the high-yield market, which appears poised for solid performance in a recovering economic environment. Other positive factors for high-yield bonds include strong demand and manageable supply, an emphasis by companies on reducing debt, and evidence that default rates are beginning to decline. In the short term, the market may be susceptible to any signs of economic weakness, so we will proceed with caution.

We also remain positive on the mortgage-backed sector, as it continues to offer attractive valuations relative to Treasuries.

Finally, we continue to find value in the international developed bond markets, while we are neutral toward emerging-market bonds. These securities remain attractive, as continued strong demand and evidence of a global economic recovery are offsetting the negative impact of specific countries.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/02, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Lower-rated bonds may offer higher yields in return for more risk. Government securities guarantee principal and interest; mutual funds that invest in these securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

This fund is managed by the Putnam Core Fixed-Income Team. The members of this team are Kevin Cronin, Rob Bloemker, Andrea Burke, Joanne
Driscoll, D. William Kohli, Krishna Memani, James Prusko, and David
Waldman.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.



TOTAL RETURN FOR PERIODS ENDED 3/31/02

                                       Lehman       SSB Non-
                                     Intermediate  U.S. World
                            Market   Govt. Credit  Govt. Bond    CSFB High       Consumer
                   NAV      price       Index         Index     Yield Index    price index
-------------------------------------------------------------------------------------------
6 months          5.16%     5.74%      -0.14%        -5.76%        8.30%          0.22%
-------------------------------------------------------------------------------------------
1 year            3.50      1.55        5.16         -0.45         3.34           1.30
-------------------------------------------------------------------------------------------
5 years          22.47     28.65       40.71          4.73        18.51          11.62
Annual average    4.14      5.17        7.07          0.93         3.46           2.22
-------------------------------------------------------------------------------------------
10 years         91.66     83.22       94.61         64.90       101.51          28.21
Annual average    6.72      6.24        6.89          5.13         7.26           2.52
-------------------------------------------------------------------------------------------
Life of fund
(since 4/29/88)
Annual average    7.43      6.32        7.72          5.34         8.58           3.08
-------------------------------------------------------------------------------------------


Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/02

-------------------------------------------------------------------------------
Distributions from common shares
-------------------------------------------------------------------------------
Number                                             6
-------------------------------------------------------------------------------
Income                                          $0.270
-------------------------------------------------------------------------------
Capital gains                                     --
-------------------------------------------------------------------------------
  Total                                         $0.270
-------------------------------------------------------------------------------
Share value:                         NAV                  Market price
-------------------------------------------------------------------------------
9/30/01                             $6.54                   $6.050
-------------------------------------------------------------------------------
3/31/02                              6.59                    6.130
-------------------------------------------------------------------------------
Current return
-------------------------------------------------------------------------------
Current
dividend
rate 1                               8.19%                    8.81%
-------------------------------------------------------------------------------

1 Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Intermediate Government Credit Index* is an unmanaged index of government bonds with maturities between 1 and 10 years.

Salomon Smith Barney Non-U.S. World Government Bond Index* is an unmanaged index of government bonds from 10 countries.

Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged index of high-yield debt securities.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
March 31, 2002 (Unaudited)

CORPORATE BONDS AND NOTES (49.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Basic Materials (6.0%)
-------------------------------------------------------------------------------------------------------------------
$           850,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                    $      879,750
            900,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        920,250
            300,000 Airgas, Inc. sub. notes 9 1/8s, 2011                                                    318,000
            450,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            450,000
            220,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                   226,600
            120,400 Anker Coal Group, Inc. company guaranty Ser. B, 14 1/4s, 2007 (PIK)                      42,140
          1,050,000 Appleton Papers, Inc. 144A sr. sub. notes 12 1/2s, 2008                               1,029,000
            190,000 Applied Extrusion Technologies, Inc. company guaranty Ser. B,
                    10 3/4s, 2011                                                                           198,075
          1,000,000 Armco, Inc. sr. notes 9s, 2007                                                        1,020,000
            360,000 Avecia Group PLC company guaranty 11s, 2009 (United Kingdom)                            372,600
            840,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                             835,800
            250,000 Bowater Canada Finance company guaranty 7.95s, 2011 (Canada)                            253,975
            530,000 Centaur Mining & Exploration company guaranty 11s, 2007 (Australia)
                    (In default) (NON)                                                                       26,500
            530,000 Compass Minerals Group, Inc. 144A sr. sub. notes 10s, 2011                              559,150
            900,000 Doe Run Resources Corp. company guaranty Ser. B, 11 1/4s, 2005                          189,000
            130,000 Doe Run Resources Corp. company guaranty Ser. B, 11 1/4s, 2005                           26,000
            300,000 Doe Run Resources Corp. company guaranty FRN Ser. B, 8.536s, 2003                        60,000
          1,640,000 Equistar Chemicals LP/Equistar Funding Corp. sr. notes 10 1/8s, 2008                  1,697,400
            260,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                      270,400
            210,000 Foamex-LP/Capital Corp. 144A sec. notes 10 3/4s, 2009                                   214,200
            810,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                822,150
            170,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       182,750
            610,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                                595,195
            150,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                147,047
            120,000 Haynes International, Inc. sr. notes 11 5/8s, 2004                                       82,800
          1,140,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                         1,248,300
          1,000,000 Hughes Electronics bank term loan FRN Ser. L, 4.881s, 2002
                    (acquired 3/15/02, cost $1,000,000) (RES)                                             1,000,417
            151,249 Huntsman Corp. bank term loan FRN Ser. B, 5.131s, 2004
                    (acquired 3/11/02, cost $118,580) (RES)                                                 120,243
            220,000 Huntsman Corp. bank term loan FRN Ser. C, 5.381s, 2005
                    (acquired 3/22/02, cost $174,400) (RES)                                                 175,120
            246,022 Huntsman Corp. bank term loan FRN Ser. L, 5.881s, 2002
                    (acquired 3/28/02, cost $180,927) (RES)                                                 195,834
             96,251 Huntsman Corp. bank term loan FRN Ser. L, 5.881s, 2002
                    (acquired 3/28/02, cost $76,957) (RES)                                                   76,520
          2,050,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           1,927,000
            340,000 Huntsman International, LLC sr. notes 9 7/8s, 2009                                      343,400
            360,000 IMC Global, Inc. sr. notes Ser. B, 11 1/4s, 2011                                        397,404
            810,000 IMC Global, Inc. sr. notes Ser. B, 10 7/8s, 2008                                        894,062
          1,500,000 ISP Chemco, Inc. sr. notes Ser. B, 10 1/4s, 2011                                      1,601,250
             60,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B, 10 7/8s, 2006
                    (In default) (NON)                                                                       44,100
          1,685,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003
                    (In default) (NON)                                                                      353,850
          1,200,000 LTV Corp. (The) company guaranty 11 3/4s, 2009 (In default) (NON)                         6,000
             20,000 LTV Corp. (The) 144A company guaranty 8.2s, 2007 (In default) (NON)                          25
            320,000 Lyondell Chemical Co. 144A sec. notes 9 1/2s, 2008                                      323,200
          1,520,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                 1,546,600
            440,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              447,700
EUR         210,000 Messer Griesheim Holdings AG sr. notes 10 3/8s, 2011 (Germany)                          197,632
$           620,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                   638,600
            260,000 Norske Skog Canada, Ltd. 144A sr. notes 8 5/8s, 2011 (Canada)                           263,900
            370,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                         395,900
            690,000 OM Group, Inc. 144A sr. sub. notes 9 1/4s, 2011                                         717,600
            348,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                  348,435
            410,000 Owens-Illinois, Inc. deb. 7 1/2s, 2010                                                  375,150
             90,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                86,850
            490,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              467,950
            347,000 P&L Coal Holdings Corp. company guaranty Ser. B, 9 5/8s, 2008                           369,555
            920,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      979,800
            769,464 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                  577,098
            256,488 Pioneer Companies, Inc. sec. sr. notes FRN 5.381s, 2006                                 189,801
            510,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                               178,500
            870,000 Potlatch Corp. company guaranty 10s, 2011                                               935,250
          1,160,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                   1,186,100
          2,190,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                          2,266,650
            810,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             534,600
            460,000 Steel Dynamics, Inc. 144A sr. notes 9 1/2s, 2009                                        473,800
            325,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s, 2008 (In default) (NON)              1,625
            530,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006
                    (In default) (NON)                                                                      447,850
            515,089 Stone Container Corp. bank term loan FRN Ser. H, 5.438s, 2006
                    (acquired 7/17/00, cost $515,088) (RES)                                                 514,338
            930,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                          1,002,075
            350,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            374,500
            310,000 Stone Container Corp. 144A company guaranty 11 1/2s, 2006
                    (Canada)                                                                                333,250
          1,070,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               1,118,150
          1,040,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                        1,071,200
            130,000 Tembec Industries, Inc. company guaranty 8 1/2s, 2011 (Canada)                          132,600
             80,000 Tembec Industries, Inc. 144A sr. notes 7 3/4s, 2012 (Canada)                             78,200
             50,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                   43,000
            200,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          168,000
            790,000 United States Steel, LLC 144A company guaranty 10 3/4s, 2008                            786,050
            510,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             193,800
             70,000 Weirton Steel Corp 144A sr. notes 10 3/4s, 2005 (In default) (NON)                       11,200
            780,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007 (In default) (NON)                15,600
            410,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       225,500
                                                                                                      -------------
                                                                                                         39,819,916

Capital Goods (3.5%)
-------------------------------------------------------------------------------------------------------------------
             46,928 Allied Waste Industries, Inc. bank term loan 5.05s, 2007
                    (acquired 2/27/02, cost $46,342) (RES)                                                   46,697
            781,521 Allied Waste Industries, Inc. bank term loan 4.766s, 2006
                    (acquired 2/27/02, cost $766,751) (RES)                                                 777,671
          5,755,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                      5,855,713
             20,000 Allied Waste Industries, Inc. company guaranty Ser. B, 7 5/8s, 2006                      19,650
            330,000 Allied Waste North America, Inc. Structured Notes (issued by
                    Credit and Repackaged Securities) 8.2s, 2006 (Cayman Islands)                           324,225
            270,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                         265,275
            390,000 Amkor Technologies, Inc. Structured Note 12.58s, 2005 (issued by
                    STEERS Credit Linked Trust 2000)                                                        362,700
            200,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   179,000
          1,310,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    1,172,450
            725,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          681,500
            810,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                      741,150
          1,620,000 Blount, Inc. company guaranty 13s, 2009                                               1,020,600
            380,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         393,323
          1,000,000 Decrane Aircraft Holdings Co. company guaranty Ser. B, 12s, 2008                        925,000
            194,174 Flowserve Corp. bank term loan FRN 5.382s, 2006
                    (acquired 10/24/01, cost $194,296) (RES)                                                194,508
            695,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                          788,825
            750,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                532,500
            530,000 High Voltage Engineering Corp. sr. notes 10 3/4s, 2004                                  198,750
            460,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               59,800
            510,000 Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                            255,000
            160,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                  92,800
            190,000 Joy Global, Inc. 144A company guaranty 8 3/4s, 2012                                     195,700
            330,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              334,950
          1,150,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  1,178,750
            140,000 L-3 Communications Corp. 144A Structured Notes (issued by
                    Credit and Repackaged Securities) 8 1/2s, 2006 (Cayman Islands)                         148,400
            410,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             419,225
            950,000 Owens-Brockway Glass 144A sec. notes 8 7/8s, 2009                                       961,875
            410,000 Pliant Corp. company guaranty 13s, 2010                                                 432,550
            660,000 Roller Bearing Company of America company guaranty Ser. B,
                    9 5/8s, 2007                                                                            594,000
          1,550,000 Sequa Corp. sr. notes 9s, 2009                                                        1,550,000
            410,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              410,000
            160,000 Terex Corp. company guaranty 8 7/8s, 2008                                               161,600
            330,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      355,575
            260,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                       265,850
            488,765 U.S. Can Corp. bank term loan FRN Ser. B, 6.14s, 2008
                    (acquired 10/17/01, cost $451,803) (RES)                                                420,109
            320,000 U.S. Can Corp. company guaranty Ser. B, 12 3/8s, 2010                                   198,400
            247,225 United Defense Industries, Inc. bank term loan FRN 4.85s, 2009
                    (acquired 10/19/01, cost $247,225) (RES)                                                248,384
                                                                                                      -------------
                                                                                                         22,762,505

Communication Services (4.5%)
-------------------------------------------------------------------------------------------------------------------
          1,070,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                        10,700
            780,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          522,600
            640,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                   547,200
            280,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                   232,400
             90,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                    43,200
            509,162 American Cellular Corp. bank term loan FRN 5.13s, 2009
                    (acquired 2/29/00, cost $509,162) (RES)                                                 455,700
          1,090,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                   801,150
          2,370,000 American Tower Corp. sr. notes 9 3/8s, 2009                                           1,753,800
            400,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                      2,000
            290,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)                             46,400
            460,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                       55,200
            400,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                   98,000
            900,000 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                           18,000
            940,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              925,900
          1,500,000 Econophone, Inc. company guaranty 13 1/2s, 2007 (In default) (NON)                        3,750
            535,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007 (United Kingdom)
                    (In default) (NON)                                                                        2,675
            110,000 FLAG Telecom Holdings, Ltd. sr. notes 11 5/8s, 2010 (Bermuda)                            15,538
            580,000 FLAG, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                        113,100
             50,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008
                    (Bermuda) (In default) (NON)                                                              1,063
            190,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s, 2009
                    (Bermuda) (In default) (NON)                                                              4,038
          2,680,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s, 2006
                    (Bermuda) (In default) (NON)                                                             56,950
          1,890,000 Horizon PCS, Inc. company guaranty stepped-coupon zero %
                    (14s, 10/1/05), 2010 (STP)                                                              680,400
            160,000 Horizon PCS, Inc. 144A sr. notes 13 3/4s, 2011                                          124,000
            160,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes Ser. B, 13s, 2003                 3,400
          1,220,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes 12s, 2007                         24,400
             60,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                             51,900
            430,000 Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                          369,800
            630,000 Intermedia Communications, Inc. sr. sub. notes stepped-coupon Ser. B,
                    zero% (12 1/4s, 3/1/04), 2009 (STP)                                                     459,900
            910,000 iPCS, Inc. sr. disc. notes stepped-coupon zero %
                    (14s, 7/15/05), 2010 (STP)                                                              509,600
             60,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                          22,800
          1,020,000 Leap Wireless International, Inc. company guaranty 12 1/2s, 2010                        663,000
            527,000 Level 3 Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (10 1/2s, 12/1/03), 2008 (STP)                                                          134,385
            940,000 McCaw International, Ltd. sr. disc. notes stepped-coupon zero %
                    (13s, 4/15/02), 2007 (STP)                                                               56,400
            220,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               2,200
            180,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                           1,350
            190,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                            1,900
            530,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009 (In default) (NON)                    34,450
            570,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008 (In default) (NON)            37,050
            900,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s, 2006 (Canada)                 639,000
            581,000 Millicom International Cellular SA sr. disc. notes 13 1/2s, 2006
                    (Luxembourg)                                                                            325,360
            560,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (9 3/4s, 10/31/02), 2007 (STP)                                                          361,200
            870,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         652,500
          2,530,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                    1,644,500
            690,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                      453,675
            530,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               339,200
            320,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               204,800
            330,000 Nextel Partners, Inc. 144A sr. notes 12 1/2s, 2009                                      227,700
            250,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008 (In default) (NON)                 50,000
            490,000 PanAmSat Corp. bank term loan FRN Ser. B, 5.35s, 2009
                    (acquired 2/21/02, cost $489,388) (RES)                                                 487,958
          1,090,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                            1,078,677
          1,195,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                       1,254,750
            100,000 Qwest Capital Funding, Inc. company guaranty 7 1/4s, 2011                                80,971
          1,380,000 Qwest Capital Funding, Inc. company guaranty 7s, 2009                                 1,122,837
            190,000 Qwest Capital Funding, Inc. company guaranty 6 3/8s, 2008                               153,881
            130,000 Rogers Cablesystems, Ltd. debs. 10 1/8s, 2012 (Canada)                                  136,500
            550,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                          594,000
            650,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                            562,250
            330,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                  306,900
            500,000 RSL Communications PLC company guaranty stepped-coupon zero %
                    (10 1/8s, 3/1/03), 2008 (Bermuda) (STP)                                                  20,000
            770,000 RSL Communications, Ltd. company guaranty 12 1/4s, 2006 (Bermuda)
                    (In default) (NON)                                                                       30,800
            193,749 Rural Cellular Corp. bank term loan FRN Ser. C, 5.36s, 2009
                    (acquired x11/5/01, cost $188,421) (RES)                                                175,182
            270,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                218,700
          1,040,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                        707,200
            970,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 4/15/04), 2009 (STP)                                                          266,750
          1,270,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 7/8s, 3/15/05), 2010 (STP)                                                          323,850
          1,000,000 Startec Global Communications Corp. sr. notes 12s, 2008 (In default) (NON)               20,000
            280,000 Tele1 Europe B.V. sr. notes 13s, 2009 (Netherlands)                                      47,600
          1,330,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                     1,516,200
            640,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        427,200
            960,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                       1,084,800
             80,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           77,000
            780,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                          733,200
             70,000 Triton PCS, Inc. company guaranty stepped-coupon zero %
                    (11s, 5/01/03), 2008 (STP)                                                               61,600
            510,000 TSI Telecommunication Services, Inc. 144A sr. sub. notes 12 3/4s, 2009                  489,600
            390,000 U S West, Inc. notes 5 5/8s, 2008                                                       331,208
          1,670,000 UbiquiTel Operating Co. company guaranty stepped-coupon zero %
                    (14s, 4/15/05), 2010 (STP)                                                              617,900
            900,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B, zero %
                    (13 3/8s, 11/1/04), 2009 (STP)                                                          585,000
             30,000 USA Mobile Communications, Inc. sr. notes 9 1/2s, 2004 (In default) (NON)                 1,200
            510,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                             137,700
            180,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                              48,600
          1,389,000 Voicestream Wireless Corp. sr. notes 10 3/8s, 2009                                    1,491,522
            950,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                             2,375
            750,000 Western Wireless Corp. bank term loan FRN 4.755s, 2008
                    (acquired 4/24/00, cost $749,063) (RES)                                                 657,857
             10,000 Williams Communications Group, Inc. sr. notes 11 7/8s, 2010                               1,500
            220,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008                                31,900
            200,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007                                31,000
          3,976,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon zero %
                    (14 3/4s, 4/15/05), 2010 (STP)                                                              398
            920,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010 (In default) (NON)                      92
             10,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008 (In default) (NON)                       1
                                                                                                      -------------
                                                                                                         29,700,893

Conglomerates (0.4%)
-------------------------------------------------------------------------------------------------------------------
            890,000 Autonation, Inc. company guaranty 9s, 2008                                              934,500
            430,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             440,750
             90,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                         93,150
            330,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        339,900
            260,000 Tenneco, Inc. company guaranty 11 5/8s, 2009 (Malaysia)                                 204,100
            990,000 Tyco International Group SA company guaranty 6 3/8s, 2006
                    (Luxembourg)                                                                            916,829
                                                                                                      -------------
                                                                                                          2,929,229

Consumer Cyclicals (11.3%)
-------------------------------------------------------------------------------------------------------------------
            568,575 Adams Outdoor Advertising bank term loan FRN Ser. B, 5.406s, 2008
                    (acquired 8/1/01, cost $570,000) (RES)                                                  572,484
            844,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   860,880
            250,000 Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                           255,000
            470,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon Ser. B,
                    zero % (13 1/2s, 3/1/03), 2010 (STP)                                                     14,100
            480,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               412,800
          1,455,000 American Standard Companies, Inc. company guaranty 7 5/8s, 2010                       1,469,550
             80,000 American Standard Companies, Inc. company guaranty 7 1/8s, 2003                          81,600
            280,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                  305,900
            650,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                        721,500
             90,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                                94,950
            440,000 ArvinMeritor, Inc. notes 8 3/4s, 2012                                                   457,765
            230,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           227,700
          1,052,148 Autotote Corp. bank term loan FRN 6.165s, 2007
                    (acquired 6/6/01, cost $161,871) (RES)                                                1,054,339
            700,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                   784,000
            540,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                    561,600
            580,000 Belo Corp. sr. notes 7 1/8s, 2007                                                       573,568
            380,000 Belo Corp. sr. unsub. notes 8s, 2008                                                    388,360
            510,000 Boyd Gaming Corp. 144A sr. sub. notes 8 3/4s, 2012                                      515,100
            320,000 Building Materials Corp. company guaranty 8s, 2008                                      259,200
            230,000 Coinmach Corp. bank term loan FRN Ser. B, 4 5/8s, 2009
                    (acquired 1/31/02, cost $229,713) (RES)                                                 231,629
          1,380,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                1,407,600
            343,715 Collins & Aikman Products, Inc. bank term loan FRN Ser. B, 7s, 2005
                    (acquired 12/20/01, cost $340,277) (RES)                                                344,574
            740,000 Collins & Aikman Products, Inc. company guaranty 11 1/2s, 2006                          678,950
            790,000 Collins & Aikman Products, Inc. 144A sr. notes 10 3/4s, 2011                            799,875
          2,430,000 Cybernet Internet Services International, Inc. 144A sr. disc. notes
                    stepped-coupon zero% (13s, 8/15/04), 2009 (Denmark) (STP)                                24,300
             80,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              78,800
            630,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                626,850
            360,000 Dana Corp. notes 6 1/4s, 2004                                                           342,000
          1,140,000 Dana Corp. sr. notes 9s, 2011                                                         1,131,450
            730,000 Dayton Superior Corp. company guaranty 13s, 2009                                        733,650
            360,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               378,900
            480,000 Delco Remy International, Inc. company guaranty 11s, 2009                               470,400
            120,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                           111,000
            110,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                   100,650
            503,128 Derby Cycle Corp. (The) sr. notes 10s, 2008 (In default) (NON)                           10,063
EUR       1,592,627 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008 (In default) (NON)                        14,205
$         1,420,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                1,412,900
            100,000 Dura Operating Corp. sr. sub. notes Ser. B, 9s, 2009                                     85,912
            510,000 Exide Corp. sr. notes 10s, 2005                                                          56,100
            260,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                44,200
            810,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                               137,700
            517,000 Felcor Lodging LP company guaranty 8 1/2s, 2011 (R)                                     526,048
            880,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                     928,400
            360,000 Felcor Lodging LP 144A company guaranty 9 1/2s, 2008 (R)                                379,800
            299,024 Felcor Lodging LP 144A company guaranty 9 1/2s, 2008 (R)                                104,658
            560,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                         72,800
            670,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               663,300
             80,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                        80,000
            660,000 Harrah's Entertainment, Inc. company guaranty 7 1/2s, 2009                              662,977
            560,000 Harrah's Operating Co., Inc. company guaranty 8s, 2011                                  575,353
             80,000 Hasbro, Inc. notes 7.95s, 2003                                                           80,600
          1,090,000 Hayes Lemmerz International, Inc. company guaranty Ser. B,
                    8 1/4s, 2008 (In default) (NON)                                                          65,400
            380,000 Hayes Lemmerz International, Inc. 144A company guaranty
                    11 7/8s, 2006 (In default) (NON)                                                        201,400
            650,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                    689,000
          3,005,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            2,944,900
            360,000 Hollinger International Publishing, Inc. company guaranty 9 1/4s, 2007                  367,200
          1,728,132 Hollinger Participation Trust 144A sr. notes 12 1/8s, 2010 (Canada) (PIK)             1,693,570
            980,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 1,090,250
             90,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               85,950
            940,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 982,300
            902,089 Interact Operating Co. notes 14s, 2003 (PIK)                                                 90
            720,000 International Game Technology sr. notes 8 3/8s, 2009                                    757,800
          1,710,000 International Game Technology sr. notes 7 7/8s, 2004                                  1,763,438
             30,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/8s, 5/1/03), 2009 (STP)                                                             2,100
            220,000 Isle of Capri Casinos, Inc. 144A sr. sub. notes 9s, 2012                                220,550
            660,000 ITT Corp. notes 6 3/4s, 2005                                                            646,081
            180,000 JC Penney Company, Inc. notes 7.6s, 2007                                                174,600
            320,000 JC Penney Company, Inc. notes Ser.A, 7.05s, 2005                                        305,600
            150,000 John Q. Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                     148,875
          1,140,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                            1,273,950
            450,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                           490,500
          1,000,000 K mart Corp. bank term loan FRN Ser. B, 5.13s, 2004
                    (acquired 3/7/02, cost $1,000,000) (RES)                                              1,004,375
            315,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004 (In default) (NON)                           63,000
            920,000 KB Home sr. sub. notes 9 1/2s, 2011                                                     956,800
            440,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         463,100
            600,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           630,000
            650,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         663,930
          1,100,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       1,126,191
            250,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       276,250
            510,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     511,275
            930,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              969,525
             80,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             81,600
          1,450,000 Majestic Investor Holdings/Majestic Investor Capital Corp. 144A
                    company guaranty 11.653s, 2007                                                        1,384,750
             80,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                             86,600
          1,040,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                            1,128,400
            250,000 Mandalay Resort Group 144A sr. sub. notes 9 3/8s, 2010                                  264,375
            470,000 Meristar Hospitality Corp. sr. notes 9 1/8s, 2011(R)                                    479,400
            170,000 Meristar Hospitality Corp. sr. notes 9s, 2008 (R)                                       172,763
            290,000 MeriStar Hospitality Operating Partnership/MeriStar Hospitality
                    Finance Corp. 144A sr. notes 10 1/2s, 2009 (R)                                          308,850
          1,670,000 MGM Mirage company guaranty 8 1/2s, 2010                                              1,750,628
            390,000 Mikohn Gaming Corp. company guaranty Ser. B, 11 7/8s, 2008                              384,150
            220,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                  223,850
            970,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                             982,125
            280,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                             280,700
            700,000 Mohegan Tribal Gaming Authority 144A sr. sub. notes 8s, 2012                            707,000
            870,000 Morrison Knudsen Corp. 144A sr. notes 11s, 2010 (In default) (NON)                      182,700
             60,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                               56,400
            750,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                   717,353
          1,050,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                            1,093,313
            140,000 Penn National Gaming, Inc. company guaranty Ser. B, 11 1/8s, 2008                       152,600
            360,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                  356,400
          1,390,000 Perry-Judd company guaranty 10 5/8s, 2007                                             1,320,500
            350,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            297,500
            770,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    700,700
          1,360,000 PRIMEDIA, Inc. sr. notes 8 7/8s, 2011                                                 1,237,600
            380,000 Resorts International Hotel and Casino, Inc. 144A 1st mtge.
                    11 1/2s, 2009                                                                           359,100
            640,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               697,600
            140,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                          141,400
          1,820,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              1,774,500
          1,801,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          1,319,233
            470,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          486,450
            249,388 Sealy Mattress Co. bank term loan FRN Ser. B, 4.063s, 2004
                    (acquired 12/17/01, cost $250,167) (RES)                                                249,284
            249,434 Sealy Mattress Co. bank term loan FRN Ser. C, 4.313s, 2005
                    (acquired 12/17/01, cost $250,214) (RES)                                                249,330
            249,447 Sealy Mattress Co. bank term loan FRN Ser. D, 4.563s, 2005
                    (acquired 12/17/01, cost $250,226) (RES)                                                249,342
          1,000,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero %, 2007 (10 7/8s, 12/15/02) (STP)                                                  950,000
            410,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  420,250
            340,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           353,600
            350,000 Starwood Hotels & Resorts Worldwide, Inc. bank term loan
                    FRN 4.62s, 2003 (acquired 11/14/01, cost $345,406) (RES)                                350,365
            720,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                            741,600
             40,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        42,600
            210,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                  216,300
            410,000 Telehub Communications Corp. company guaranty stepped-coupon
                    zero % (13 7/8s, 7/31/02), 2005 (STP)                                                         1
            600,000 The William Carter Holdings Co. company guaranty Ser. B,
                    10 7/8s, 2011                                                                           640,500
            360,000 Toll Corp. company guaranty 8 1/8s, 2009                                                364,050
            250,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                  251,250
            220,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  217,525
            190,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                          209,000
             40,000 Trump A.C. 1st mtge. Ser. B, 11 1/4s, 2006                                               28,000
            410,000 Trump Atlantic City Associates company guaranty 11 1/4s, 2006                           290,075
            560,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                 442,400
          2,430,000 Trump Castle Funding, Inc. sub. notes 10 1/4s, 2003                                   2,460,375
            420,000 United Auto Group, Inc. 144A sr. sub. notes 9 5/8s, 2012                                429,450
            790,000 Venetian Casino, Inc. company guaranty 12 1/4s, 2004                                    829,500
            190,000 Venture Holdings Trust 144A sr. notes Ser. B, 9 1/2s, 2005                              176,700
            920,000 Von Hoffman Press, Inc. 144A company guaranty 10 1/4s, 2009                             933,800
            107,589 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                               102,210
            100,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                                93,000
          1,310,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          648,450
            320,000 Wheeling Island Gaming, Inc. 144A sr. notes 10 1/8s, 2009                               331,200
                                                                                                      -------------
                                                                                                         74,872,737

Consumer Staples (9.7%)
-------------------------------------------------------------------------------------------------------------------
          1,020,000 Acme Television company guaranty 10 7/8s, 2004                                        1,035,300
            445,000 Adelphia Communications Corp. sr. notes 10 7/8s, 2010                                   427,200
          1,635,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2011                                 1,504,200
             90,000 Adelphia Communications Corp. sr. notes 10 1/4s, 2006                                    83,700
            400,000 Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                    344,000
          2,723,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                          2,559,620
          1,190,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s, 2009                          1,035,300
            330,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            371,250
            300,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                       313,500
            680,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     676,600
            350,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     348,250
            510,000 AMF Bowling Worldwide bank term loan FRN Ser. B, 6.38s, 2008
                    (acquired 3/1/02, cost $508,725) (RES)                                                  510,000
          1,090,000 Archibald Candy Corp. company guaranty 10 1/4s, 2004 (In default) (NON)                 555,900
            410,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                  436,650
          1,067,263 Aurora Foods, Inc. bank term loan FRN Ser. B2, 6.1s, 2010
                    (acquired 1/11/02, cost $1,058,014) (RES)                                             1,056,057
            235,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  235,000
            800,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             800,000
             10,263 Australis Media, Ltd. sr. disc. notes 15 3/4s, 2003 (Australia)
                    (In default) (NON) (PIK)                                                                      1
            620,000 Benedek Communications Corp. sr. disc. notes 13 1/4s, 2006
                    (In default) (NON)                                                                      427,800
            310,000 British Sky Broadcasting PLC company guaranty 8.2s, 2009
                    (United Kingdom)                                                                        312,285
          1,420,000 British Sky Broadcasting PLC company guaranty 6 7/8s, 2009
                    (United Kingdom)                                                                      1,332,159
          1,630,000 Chancellor Media Corp. company guaranty 8s, 2008                                      1,711,500
            690,000 Charter Communications Holdings, LLC bank term loan FRN Ser. B,
                    4.52s, 2008 (acquired 10/22/01, cost $674,675) (RES)                                    667,632
          1,620,000 Charter Communications Holdings, LLC sr. notes 11 1/8s, 2011                          1,632,150
            410,000 Charter Communications Holdings, LLC sr. notes 10 3/4s, 2009                            412,050
          1,340,000 Charter Communications Holdings, LLC sr. disc. notes stepped-coupon
                    zero % (11 3/4s, 5/15/06), 2011 (STP)                                                   777,200
            160,000 Charter Communications Holdings, LLC sr. disc. notes stepped-coupon
                    zero % (13 1/2s, 1/15/06), 2011 (STP)                                                   103,000
            550,000 Charter Communications Holdings, LLC sr. notes 10s, 2009                                528,000
            690,000 Charter Communications Holdings, LLC 144A sr. disc. notes
                    stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                                    376,050
            150,000 Charter Communications Holdings, LLC 144A sr. notes 10s, 2011                           143,250
            300,000 Charter Communications Holdings, LLC 144A sr. notes 9 5/8s, 2009                        286,500
          1,600,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                1,600,000
            150,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                156,000
            620,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                            632,400
            860,000 Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                          877,200
            360,000 Cumulus Media, Inc. bank term loan FRN Ser. B, 4.909s, 2007
                    (acquired 3/20/02, cost $359,550) (RES)                                                 363,000
            210,000 Del Monte Corp. sr. sub. notes, 9 1/4s, 2011                                            220,500
          2,550,000 Diamond Cable Communications PLC sr. disc. notes 10 3/4s, 2007
                    (United Kingdom)                                                                        816,000
            150,000 Diamond Cable Communications PLC sr. disc. notes 13 7/8s, 2005
                    (United Kingdom)                                                                         48,000
          2,742,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 5/8s, 3/1/03), 2008 (STP)                                                           383,880
          1,370,000 Doane Pet Care Co. sr. sub. deb. 9 3/4s, 2007                                         1,137,100
            350,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   379,750
            380,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                304,000
          3,070,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                      3,292,575
          1,480,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,539,200
            830,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                          850,750
            780,000 Emmis Communications Corp. bank term loan FRN Ser. A, 4.938s, 2009
                    (acquired 1/31/02, cost $777,075) (RES)                                                 778,440
            140,000 Emmis Communications Corp. company guaranty Ser. B, 8 1/8s, 2009                        142,800
            400,000 Emmis Communications Corp. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 3/15/06), 2011 (STP)                                                          292,000
            610,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                  634,400
            200,000 Fleming Companies, Inc. company guaranty Ser. B, 10 1/2s, 2004                          201,000
             10,000 Fleming Companies, Inc. 144A sr. sub. notes 10 5/8s, 2007                                10,175
            705,799 Fox Family Worldwide, Inc. sr. disc. notes 10 1/4s, 2007                                762,262
          1,320,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                     1,387,505
            190,000 Fox/Liberty Networks, LLC sr. disc. notes zero %
                    (9 3/4s, 8/15/02), 2007 (STP)                                                           193,800
          1,010,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                      1,052,925
            290,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                          249,400
            160,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                 141,200
             90,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                   80,100
            700,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  581,000
            260,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                     258,050
          1,970,000 Insight Communications Company, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/4s, 2/15/06), 2011 (STP)                                                 1,285,425
          1,000,000 Insight Midwest LP/Insight Capital, Inc. bank term loan FRN 5.063s,
                    2009 (acquired 1/19/01, cost $998,500) (RES)                                          1,003,958
             20,000 Insight Midwest LP/Insight Capital, Inc. sr. notes 10 1/2s, 2010                         21,700
            650,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006                              224,250
            530,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                    482,300
            500,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007 (In default) (NON)                    70,000
          1,320,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                             1,188,000
            120,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               104,400
            260,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      260,000
            390,000 NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                          380,250
          1,115,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                         1,036,950
            470,000 NTL Communications Corp. sr. notes Ser. B, 11 7/8s, 2010                                162,150
          1,010,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                348,450
            510,000 NTL Communications Corp. sr. notes stepped-coupon Ser. B, zero %
                    (12 3/8s, 10/1/03), 2008 (STP)                                                          175,950
          1,090,000 NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005                                               354,250
            220,000 NTL, Inc. sr. notes Ser. B, 10s, 2007                                                    75,900
            655,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            553,475
             15,000 Pegasus Communications Corp. sr. notes 12 1/2s, 2007                                     11,850
            190,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                             142,500
            400,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                               320,000
            550,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    585,750
            650,000 Premier International Foods PLC sr. notes 12s, 2009 (United Kingdom)                    711,750
            570,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                 381,900
            380,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                   415,150
          1,896,149 Quorum Broadcast Holdings, LLC notes stepped-coupon zero %
                    (15s, 5/15/06), 2009 (acquired 5/15/01, cost $753,466) (RES) (STP)                      753,530
            990,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    346,500
            352,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                              63,360
            454,250 Regal Cinemas, Inc. bank term loan FRN Ser. B, 5 3/8s, 2008
                    (acquired various dates from 3/1/01 to 3/14/01, cost $1,113,743) (RES)                  458,225
            530,000 Regal Cinemas, Inc. 144A sr. sub. notes 9 3/8s, 2012                                    559,150
            270,000 Revlon Consumer Products sr. notes 9s, 2006                                             187,650
            260,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         176,800
            390,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                    177,450
            650,000 Sbarro, Inc. company guaranty 11s, 2009                                                 667,063
            800,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                         80
            148,000 Sinclair Broadcast Group, Inc. bank term loan FRN 5.9s, 2009
                    (acquired 10/23/01, cost $145,318) (RES)                                                148,962
          1,010,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                              1,032,725
             90,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                               91,800
            340,000 Sinclair Broadcast Group, Inc. 144A sr. sub. notes 8 3/4s, 2011                         351,900
            350,000 Six Flags, Inc. sr. notes 9 1/2s, 2009                                                  364,000
            160,000 Smithfield Foods, Inc. sr. notes Ser. B, 8s, 2009                                       163,200
            200,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               185,530
          1,437,000 Southland Corp. deb. Ser. B, 4s, 2004                                                 1,336,410
            688,139 Suiza Foods Corp. bank term loan FRN Ser. B, 4.91s, 2008
                    (acquired 12/10/01, cost $692,726) (RES)                                                692,563
             60,000 TeleWest Communications PLC deb. 11s, 2007 (United Kingdom)                              30,600
            260,000 TeleWest Communications PLC deb. 9 5/8s, 2006 (United Kingdom)                          130,000
            280,000 TeleWest Communications PLC Structured Notes 10 7/8s, 2005
                    (issued by DLJ International Capital) (United Kingdom)                                  148,400
             60,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                   64,500
          1,060,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 1,075,900
            560,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   568,400
          1,749,000 United Pan-Europe NV sr. disc. notes 12 1/2s, 2009 (Netherlands)                        192,390
          1,630,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                             163,000
            250,000 United Pan-Europe NV sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 8/1/04), 2009 (Netherlands) (STP)                                              27,500
            290,000 United Rentals (North America), Inc. company guaranty, 10 3/4s, 2008                    316,825
            895,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s, 2009
                    (In default) (NON)                                                                      192,425
          1,490,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                1,057,900
          1,750,000 Young Broadcasting, Inc. sr. sub. notes 10s, 2011                                     1,820,000
            120,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                          117,600
                                                                                                      -------------
                                                                                                         64,326,162

Energy (2.6%)
-------------------------------------------------------------------------------------------------------------------
            710,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                               724,200
            640,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         659,200
            390,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                   395,850
          1,210,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                 1,213,025
            190,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                                 197,600
            340,000 Comstock Resources, Inc. 144A sr. notes 11 1/4s, 2007                                   353,600
            470,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                             479,400
            410,000 El Paso Energy Partners L.P. company guaranty Ser. B, 8 1/2s, 2011                      422,300
            290,000 Forest Oil Corp. company guaranty 10 1/2s, 2006                                         309,213
            520,000 Forest Oil Corp. sr. notes 8s, 2008                                                     530,400
            300,000 Forest Oil Corp. 144A sr. notes 8s, 2011                                                307,500
            110,000 Grant Prideco, Inc. company guaranty Ser. B, 9 5/8s, 2007                               114,400
            370,000 Key Energy Services, Inc. company guaranty Ser. B, 8 3/8s, 2008                         379,250
            580,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              629,300
            340,000 Magnum Hunter Resources, Inc. 144A sr. notes 9.6s, 2012                                 351,900
            700,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         682,500
            370,000 Nuevo Energy Co. sr. sub. notes Ser. B, 9 1/2s, 2008                                    355,200
            140,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                147,668
            800,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                845,808
            540,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                             550,800
          2,260,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                           2,486,000
            290,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                  300,875
            800,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   832,000
            270,000 Seven Seas Petroleum, Inc. sr. notes Ser. B, 12 1/2s, 2005                              156,600
            400,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            414,688
            230,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        236,038
            390,000 Stone Energy Corp. sr. sub. notes 8 1/4s, 2011                                          395,850
            930,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     948,600
            500,000 Vintage Petroleum, Inc. sr. sub. notes 9s, 2005                                         500,000
            150,000 Vintage Petroleum, Inc. sr. sub. notes 7 7/8s, 2011                                     140,250
            370,000 Westport Resources Corp. company guaranty 8 1/4s, 2011                                  381,100
            500,000 XCL, Ltd. 144A company guaranty 13 1/2s, 2004 (In default) (NON)                        150,000
            310,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                               323,950
                                                                                                      -------------
                                                                                                         16,915,065

Financial (2.5%)
-------------------------------------------------------------------------------------------------------------------
          1,565,000 Affinity Group Holdings sr. notes 11s, 2007                                           1,537,613
            820,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004 (In default) (NON)                    213,200
            460,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   462,300
            390,000 CIT Group, Inc. sr. notes 7 3/4s, 2012                                                  391,338
            110,000 Comdisco, Inc. notes 7 1/4s, 2001 (In default) (NON) (DEF)                               89,925
            350,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (NON)                                     282,625
            790,000 Conseco, Inc. sr. notes 10 3/4s, 2008                                                   406,850
          2,167,000 Finova Group, Inc. notes 7 1/2s, 2009                                                   753,033
            190,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                              186,375
            240,000 Green Tree Financial notes Ser. A, 6 1/2s, 2002                                         238,800
          1,010,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  994,436
          2,980,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (South Korea)                               3,404,650
            302,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                    15,855
            710,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                            724,200
            620,000 Madison River Capital Corp. sr. notes 13 1/4s, 2010                                     483,600
            420,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 119,700
            400,000 Newcourt Credit Group, Inc. company guaranty 6 7/8s, 2005                               388,692
            620,000 Ocwen Federal Bank sub. deb. 12s, 2005                                                  607,600
            200,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               196,000
            400,000 ONO Finance PLC sr. notes 14s, 2011 (United Kingdom)                                    184,000
            180,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     77,400
             20,000 Port Arthur Finance Corp. company guaranty 12 1/2s, 2009                                 22,000
            770,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         773,850
            400,000 RFS Partnership LP 144A sr. notes 9 3/4s, 2012                                          412,000
          2,130,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       2,327,025
            630,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                     643,065
            340,000 Willis Corroon Corp. 144A company guaranty 9s, 2009                                     355,300
                                                                                                      -------------
                                                                                                         16,291,432

Health Care (3.6%)
-------------------------------------------------------------------------------------------------------------------
            720,000 Accredo Health, Inc. bank term loan FRN Ser. B, 4.556s, 2009
                    (acquired 3/20/02, cost $718,200) (RES)                                                 723,600
            940,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/8s, 8/1/03), 2008 (STP)                                                           658,000
            340,000 ALARIS Medical Systems, Inc. sec. notes Ser. B, 11 5/8s, 2006                           370,600
            190,000 ALARIS Medical Systems, Inc. 144A company guaranty 9 3/4s, 2006                         184,300
          1,200,700 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                 1,266,739
              3,100 Alderwoods Group, Inc. company guaranty 12 1/4s, 2004                                     3,100
             15,700 Alderwoods Group, Inc. company guaranty 11s, 2007                                        15,896
            450,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                     481,500
            560,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          586,600
            380,000 Beverly Enterprises, Inc. sr. notes 9 5/8s, 2009                                        387,600
            360,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         401,400
            720,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                      716,400
            460,560 Concentra Operating Corp. bank term loan FRN Ser. B, 5.897s, 2006
                    (acquired 1/15/02, cost $461,590) (RES)                                                 461,136
            230,280 Concentra Operating Corp. bank term loan FRN Ser. C, 6.147s, 2007
                    (acquired 1/15/02, cost $230,782) (RES)                                                 230,568
            760,000 Conmed Corp. company guaranty 9s, 2008                                                  775,200
            210,000 Conventry Health Care, Inc. 144A sr. notes 8 1/8s, 2012                                 211,575
             38,100 Genesis Health Ventures, Inc. sec. notes FRN 7.59s, 2007                                 37,719
            780,000 Hanger Orthopedic Group, Inc. 144A sr. notes 10 3/8s, 2009                              817,050
          1,500,000 HCA, Inc. med. term notes 8.85s, 2007                                                 1,640,625
            560,000 HCA, Inc. notes 8 3/4s, 2010                                                            612,297
          1,370,000 HCA, Inc. notes 7s, 2007                                                              1,407,675
            490,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          539,000
            530,000 Icon Health & Fitness 144A sr. sub. notes 11 1/4s, 2012                                 522,522
            410,000 Insight Health Services Corp. 144A sr. sub. notes 9 7/8s, 2011                          421,275
          1,000,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                    (In default) (NON)                                                                          100
            380,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                    (In default) (NON)                                                                           38
            278,545 Kinetic Concepts, Inc. bank term loan FRN Ser. C, 5.56s, 2005
                    (acquired 11/5/01, cost $278,894) (RES)                                                 277,617
            735,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            757,050
          1,440,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                1,094,400
            170,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                              166,600
          1,480,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                       14,800
            310,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon Ser. B,
                    zero % (10 1/2s, 11/1/02), 2007 (STP)                                                     1,550
            760,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                 7,600
            560,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                             56
          1,590,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007 (In default) (NON)                        159
            570,000 Omnicare, Inc. sr. sub. notes, 8 1/8s, 2011                                             599,925
            550,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                                567,875
             80,000 Service Corp. International notes 7.7s, 2009                                             75,000
          1,930,000 Service Corp. International notes 6s, 2005                                            1,773,188
            720,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                           792,000
          1,005,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007
                    (In default) (NON)                                                                          101
            500,000 Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s, 2008
                    (In default) (NON)                                                                           50
            320,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                   348,704
          1,710,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           1,898,100
            994,545 Triad Hospitals, Inc. bank term loan FRN Ser. B, 4.85s, 2008
                    (acquired 4/24/01, cost $999,000) (RES)                                               1,003,801
            270,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                             287,213
            560,000 Vanguard Health Systems, Inc. sr. sub. notes 9 3/4s, 2011                               588,000
                                                                                                      -------------
                                                                                                         23,726,304

Technology (1.9%)
-------------------------------------------------------------------------------------------------------------------
            980,000 Crown Castle International Corp. sr. disc. notes stepped-coupon zero %
                    (10 3/8s, 5/15/04), 2011 (STP)                                                          573,300
            460,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                411,700
            930,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                 783,525
            432,000 CSG Systems International, Inc. bank term loan FRN Ser. B, 4.593s, 2008
                    (acquired 3/4/02, cost $433,080) (RES)                                                  425,520
            850,000 Equinix, Inc. sr. notes 13s, 2007                                                       263,500
            100,000 Exodus Communications, Inc. sr. notes 11 5/8s, 2010 (In default) (NON)                   20,250
            450,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009 (In default) (NON)                   95,063
            720,000 Fairchild Semiconductor International, Inc. sr. sub. notes 10 1/8s, 2007                752,400
          1,250,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon zero %
                    (13s, 4/15/03), 2008 (STP)                                                              125,000
          1,500,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                 228,750
            710,000 Intira Corp. bonds stepped-coupon zero % (13s, 2/1/05), 2010
                    (acquired 1/31/00, cost $378,366) (RES) (STP)                                                71
          1,150,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                     1,197,438
            270,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                              273,375
            390,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                         400,608
            760,000 IWO Holdings, Inc. company guaranty 14s, 2011                                           646,000
          1,760,000 Lucent Technologies, Inc. notes 7 1/4s, 2006                                          1,460,800
          1,000,000 Micron Technology, Inc. notes 6 1/2s, 2005                                              930,000
          1,550,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                1,503,500
            620,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005 (In default) (NON)                 49,600
            480,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                28,800
            530,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                  53,000
            840,000 PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                      84,000
            130,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                              13,000
            110,000 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010 (In default) (NON)               7,150
            370,000 SCG Holding & Semiconductor Corp. company guaranty 12s, 2009                            240,500
            150,000 Seagate Technology, Inc. 144A company guaranty 12 1/2s, 2007
                    (Cayman Islands)                                                                        170,250
            545,000 Telecommunications Techniques, Inc. company guaranty 9 3/4s, 2008                       147,150
            144,297 Telex Communications Group, Inc. sr. sub. notes zero %, 2006                             79,363
            170,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                          46,750
            900,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                    27,000
            100,000 Xerox Corp. notes 5 1/2s, 2003                                                           93,500
          1,280,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                               1,212,800
             40,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  37,400
                                                                                                      -------------
                                                                                                         12,381,063

Transportation (1.4%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                        45,000
            420,000 American Airlines, Inc. bonds Ser. 01-2, Class B, 8.608s, 2011                          429,131
            210,000 American Airlines, Inc. 144A pass-through certificates Ser. 01-2,
                    Class A-2, 7.858s, 2011                                                                 215,605
            300,000 AMR Corp. debs. 9s, 2012                                                                291,000
            980,000 Calair, LLC. 144A company guaranty 8 1/8s, 2008                                         872,200
            320,000 Continental Airlines, Inc. pass-through certificates Ser. D, 7.568s, 2006               288,000
            390,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1, Class C,
                    7.779s, 2005                                                                            387,664
             65,000 International Shipholding Corp. sr. notes 9s, 2003                                       65,650
            740,000 Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                          799,200
            250,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004 (In default) (NON)                         25,000
            870,000 Navistar International Corp. company guaranty Ser. B, 9 3/8s, 2006                      920,025
            210,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 207,900
            240,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  229,200
            540,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  499,500
            610,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                         602,375
            281,077 NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                283,888
            790,000 RailAmerica Transportation Corp. company guaranty 12 7/8s, 2010                         869,000
            140,000 Transportation Manufacturing Operations, Inc. company guaranty
                    11 1/4s, 2009                                                                           109,200
          1,200,000 United Airlines, Inc. deb. 9 1/8s, 2012                                                 840,000
          1,450,000 US Air, Inc. pass-through certificates Ser. 93-A2, 9 5/8s, 2003                       1,189,000
                                                                                                      -------------
                                                                                                          9,168,538

Utilities (2.3%)
-------------------------------------------------------------------------------------------------------------------
            480,000 AES Corp. (The) notes 8 3/4s, 2008                                                      374,400
          1,490,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                1,169,650
            270,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                            236,250
            220,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            191,400
          1,640,000 Calpine Canada Energy Finance company guaranty
                    8 1/2s, 2008 (Canada)                                                                 1,303,800
            390,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   327,600
            460,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    365,700
            720,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                    568,800
          1,680,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                  1,314,600
            700,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    560,000
             30,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     23,700
            600,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                   625,500
            320,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 328,838
            600,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         597,420
            370,000 Edison Mission Energy sr. notes 10s, 2008                                               370,000
          1,650,000 Midland Funding Corp. II debs. Ser. A, 11 3/4s, 2005                                  1,792,511
          1,460,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                   1,587,750
            665,932 Northeast Utilities notes Ser. A, 8.58s, 2006                                           699,122
            140,800 Northeast Utilities notes Ser. B, 8.38s, 2005                                           147,267
            360,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s, 2005 (In default) (NON)               406,800
            920,000 Southern California Edison Co. notes 8.95s, 2003                                        936,100
             90,000 Southern California Edison Co. notes 6 3/8s, 2006                                        83,925
          1,116,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)
                    (In default) (NON)                                                                    1,026,720
                                                                                                     --------------
                                                                                                         15,037,853
                                                                                                     --------------
                    Total Corporate Bonds and Notes (cost $375,627,154)                              $  327,931,697

FOREIGN GOVERNMENT BONDS AND NOTES (16.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
AUD      10,940,000 Australia (Government of) bonds Ser. 513, 6 1/2s, 2013                           $    5,863,853
USD       1,870,000 Brazil (Federal Republic of) notes 11s, 2012                                          1,739,100
CAD       3,680,000 Canada (Government of) bonds Ser. WH31, 6s, 2008                                      2,357,212
USD       1,415,000 Ecuador (Republic of) bonds Ser. REGS, 12s, 2012                                      1,135,538
EUR       1,440,000 Germany (Federal Republic of) bonds 5s, 2012                                          1,232,105
EUR      30,830,000 Germany (Federal Republic of) bonds Ser. 95, 7 3/8s, 2005                            28,758,776
EUR       5,130,000 Germany (Federal Republic of) bonds Ser. 99, 4s, 2009                                 4,163,416
EUR       3,400,000 Italy (Government of) treasury bonds 5 1/2s, 2010                                     2,992,762
USD         360,000 Malaysia (Government of) bonds 7 1/2s, 2011                                             370,080
NZD       3,945,000 New Zealand (Government of) bonds Ser. 709, 7s, 2009                                  1,749,686
USD       2,685,000 Philippines (Republic of) notes 8 3/8s, 2009                                          2,668,890
USD      11,290,000 Russia (Federation of) unsub. 10s, 2007                                              11,882,725
USD      11,690,000 Russia (Federation of) unsub. 8 1/4s, 2010                                           11,105,500
EUR       1,000,000 Spain (Government of) bonds 5.4s, 2011                                                  871,328
EUR       1,690,000 Spain (Government of) bonds 4.8s, 2006                                                1,465,911
SEK      84,980,000 Sweden (Government of) bonds Ser. 1044, 3 1/2s, 2006                                  7,650,917
USD         785,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                807,765
USD         520,000 Turkey (Republic of) notes 11 1/2s, 2012                                                529,750
GBP       4,030,000 United Kingdom Treasury bonds 7 1/4s, 2007                                            6,257,195
USD       1,470,000 United Mexican States notes 7 1/2s, 2012                                              1,464,855
USD      12,790,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                     14,439,910
                                                                                                     --------------
                    Total Foreign Government Bonds and Notes (cost $104,324,808)                     $  109,507,274
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (8.9%)
-------------------------------------------------------------------------------------------------------------------
$             7,960 Federal Home Loan Mortgage Corporation 6 1/2s, September 1, 2002                 $        7,973
                    Federal National Mortgage Association Pass-Through Certificates
                472 8 1/2s, March 1, 2006                                                                       502
             42,853 8s, with due dates from October 1, 2025 to July 1, 2028                                  45,276
            165,192 7 1/2s, with due date from December 1, 2029 to June 1, 2031                             171,333
         44,225,000 7 1/4s, January 15, 2010                                                             47,870,457
          5,313,271 6 1/2s, with due dates from August 1, 2010 to February 1, 2032                        5,303,515
             54,432 6s, June 1, 2031                                                                         52,816
                    Government National Mortgage Association Pass-Through Certificates
             20,978 8s, July 15, 2023                                                                        22,365
          1,750,826 7 1/2s, with due dates from July 15, 2029 to January 15, 2030                         1,824,534
          2,896,698 7s, with due dates from January 15, 2025 to December 15, 2028                         2,968,011
            240,739 6 1/2s, May 15, 2029                                                                    241,061
                                                                                                      -------------
                                                                                                         58,507,843

U.S. Treasury Obligations (3.7%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Notes
          4,565,000 4 7/8s, February 15, 2012                                                             4,379,524
         21,570,000 3 1/2s, November 15, 2006                                                            20,400,475
                                                                                                     --------------
                                                                                                         24,779,999
                                                                                                     --------------
                    Total U.S. Government and Agency Obligations (cost $85,130,758)                  $   83,287,842

COLLATERALIZED MORTGAGE OBLIGATIONS (9.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Amortizing Residential Collateral Trust
$        35,390,000 Ser. 02-BC1, Class A, Interest Only (IO), 6s, 2005                               $    3,088,330
          2,270,000 Ser. 02-BC1, Class M2, FRN, 2.98s, 2032                                               2,242,527
          4,100,000 Amresco Commercial Mortgage Funding I Ser. 97-C1, Class F,
                    7.64s, 2029                                                                           4,208,906
          3,747,996 Bank of America Commercial Mortgage, Inc. Ser. 01-PB1, Class XC, IO,
                    0.535s, 2035                                                                            164,707
          5,966,097 Bank of America Mortgage Securities Ser. 01-10, Class 1A11, IO,
                    0.211s, 2031                                                                            464,237
            545,000 Chase Commercial Mortgage Securities Corp. Ser. 00-3, Class G,
                    6.887s, 2019                                                                            439,917
          8,577,607 Citicorp Mortgage Securities, Inc. Ser. 01-15, Class A3A, IO, 0.307s, 2031              507,955
          1,660,000 Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class D,
                    7.052s, 2010                                                                          1,588,931
         30,776,114 Commercial Mortgage Asset Trust Ser. 99-C1, Class X, IO, 0.560s, 2020                 1,772,031
                    CS First Boston Mortgage Securities Corp.
            520,000 Ser. 01-CF2, Class E, 7.29s, 2011                                                       529,425
            540,000 Ser. 01-CF2, Class G, 6.93s, 2011                                                       520,425
         30,614,876 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1, Class X, IO,
                    1.04s, 2023                                                                           1,215,028
                    Euro Loan Conduit 144A
            500,000 FRN Ser. 7A, Class E, 8.493s, 2006 (United Kingdom)                                     683,424
            500,000 FRN Ser. 7A, Class D, 6.743s, 2006 (United Kingdom)                                     711,789
                    Fannie Mae
             68,326 Ser. 93-245, Class SD, 18.662s, 2023                                                     69,287
            298,704 Ser. 98-63, Class S, 14.64s, 2026                                                       298,704
          3,951,292 Ser. 319, Class 2, IO, 6 1/2s, 2032                                                   1,200,822
          1,759,710 Ser. 01-55, Class CZ, 6 1/2s, 2031                                                    1,714,068
                    Fannie Mae
            931,400 Ser. 01-58, Class HI, IO, 6 1/2s, 2026                                                  234,014
          3,508,000 Ser. 01-62, Class PI, IO, 6 1/2s, 2025                                                  588,686
          2,335,800 Ser. 01-72, Class NI, IO, 6s, 2021                                                      328,937
          3,319,200 Ser. 01-70, Class PI, IO, 6s, 2021                                                      485,477
          2,343,700 Ser. 01-74, Class QI, IO, 6s, 2018                                                      277,490
          1,666,700 Ser. 01-74, Class MI, IO, 6s, 2015                                                      304,303
          6,565,495 Ser. 318, Class 2, IO, 2.981s, 2032                                                   2,094,803
          1,773,879 Ser. 01-62, Class BI, IO, 1.723s, 2026                                                  333,711
            700,606 Ser. 2351, Class EO, Principal Only (PO), zero %, August 15, 2031                       113,832
             79,925 Ser. 2001-30, Class DO, zero %, 2031                                                     72,207
            687,225 Ser. 1999-54, Class N, zero %, 2029                                                     544,196
            716,602 Ser. 1999-52, Class MO, zero %, 2026                                                    626,131
            351,872 Ser. 1997-92, Class PO, zero %, 2025                                                    332,079
            914,957 Ser. 1996-5, Class PB, zero %, 2024                                                     654,766
            309,039 Ser. 1999-4, Class M, zero %, 2023                                                      289,556
            892,766 Ser. 1993-159, Class D, zero %, 2023                                                    664,274
         17,802,362 FFCA Secured Lending Corp. Ser. 00-1, Class X, IO, 1.72s, 2020                        1,504,856
                    Freddie Mac
            489,872 Ser. 2154, Class SA, 24.83s, 2029                                                       479,921
            221,193 Ser. 2149, Class ST, 22.43s, 2029                                                       218,601
            769,670 Ser. 2319, Class S, 21.797s, 2031                                                       691,501
          1,223,684 Ser. 2360, Class SC, 16.257s, 2031                                                    1,096,344
            217,167 Ser. 2286, Class LR, 15.533s, 2024                                                      219,678
            378,520 Ser. 1717, Class L, 6 1/2s, 2024                                                        380,767
          1,154,654 Ser. 2044, Class SG, IO, 2.18s, 2023                                                     89,129
          1,687,179 Ser. 2389, Class EI, IO, 0.755s, 2021                                                   240,423
            700,606 Ser. 2351, Class EO, PO, zero %, 2031                                                   484,294
            345,225 Ser. 2337, PO, zero %, 2031                                                             236,910
            185,174 Ser. 2331, PO, zero %, 2031                                                             167,293
          2,779,630 Ser. 215, PO, zero %, 2031                                                            2,352,262
             52,862 Ser. 2312, PO, zero %, 2031                                                              47,758
            205,166 Ser. 2317, PO, zero %, 2031                                                             159,517
             56,457 Ser. 2302, Class LO, PO, zero %, 2031                                                    55,892
             32,365 Ser. 2291, Class QO, PO, zero %, 2031                                                    29,240
            518,527 Ser. 57, Class A, PO, zero %, 2023                                                      393,513
            255,846 Ser. 2078, Class KC, PO, zero %, 2023                                                   228,982
            121,202 Ser. 2190, PO, zero %, 2014                                                             119,990
          9,188,635 Ser. 216, IO, 6s, January 1, 2032                                                     2,951,849
         13,072,147 Ser. 212, IO, 1.917s, May 1, 2031                                                     3,815,433
            550,000 GE Capital Commercial Mortgage Corp. Ser. 01-1, Class G, 7.04s, 2011                    525,164
                    Government National Mortgage Association
            868,808 Ser. 98-2, Class EA, PO, zero %, 2028                                                   683,916
            304,813 Ser. 99-42, PO, zero %, 2027                                                            280,333
          1,075,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C, 3.17s, 2041
                    (United Kingdom)                                                                      1,074,321
          5,065,000 Holmes Financing PLC Ser. 1, Class 2C, 2.977s, 2040                                   5,039,675
                    Merrill Lynch Mortgage Investors, Inc.
         16,896,587 Ser. 96-C2, IO, 8.59s, 2028                                                           1,008,515
          1,070,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      1,008,141
          5,743,730 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 7.18s, 2012                    299,751
             60,788 Prudential Home Mortgage Securities Ser. 93-57, Class A4, 5.9s, 2023                     61,557
         17,922,400 Residential Funding Mortgage Securities, Inc. Ser. 01-S26, Class A9, IO,
                    0.765s, 2031                                                                          1,080,945
            264,296 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                     268,892
          2,500,000 Starwood Asset Receivables Trust FRB Ser. 00-1, Class E, 4.6s, 2005                   2,525,000
                                                                                                     --------------
                    Total Collateralized Mortgage Obligations (cost $57,962,190)                     $   59,185,338

BRADY BONDS (4.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$        23,510,000 Brazil (Federal Republic of) govt. guaranty FRB 3 1/4s, 2012                     $   17,898,163
          5,272,400 Bulgaria (Government of) debs. FRB Ser. PDI, 2.813s, 2011                             4,613,350
            499,800 Bulgaria (Government of) debs. FRB Ser. RPDI, 4.563s, 2011                              437,325
          4,714,215 Venezuela (Republic of) debs. FRB Ser. DL, 4 3/4s, 2007                               3,848,214
                                                                                                     --------------
                    Total Brady Bonds (cost $25,171,537)                                             $   26,797,052

ASSET-BACKED SECURITIES (2.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           852,000 Aames Mortgage Trust Ser. 02-1, Class A3, FRN, 6.869s, 2032                      $      849,603
            807,000 Arc Net Interest Margin Trust 144A Ser. 02-1A, Class A, 7 3/4s, 2032                    799,056
            662,610 Asset Backed Funding Corporation NIM Trust Ser. 02-WF1, 9.32s, 2032                     655,984
          3,055,000 Conseco Finance Securitization Corp. Ser. 00-4, Class A6, 8.31s, 2032                 3,171,472
          1,100,000 Conseco Finance Securitization Corp. Ser. 00-6, Class M2, 8.2s, 2032                  1,090,691
          1,030,000 Conseco Finance Securitization Corp. Ser. 01-4, Class B1, 9.4s, 2010                    966,953
          1,185,000 Consumer Credit Reference Index Securities Ser. 02-2A, Class BFL,
                    FRN, 3.881s, 2007                                                                     1,187,592
          2,713,497 Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031                      2,824,056
          1,046,356 Madison Avenue Manufactured Housing Contract Ser. 02-A, Class B1,
                    FRN, 5.15s, 2034                                                                        784,767
            630,563 Mid-State Trust Ser. 10, Class B, 7.54s, 2026                                           587,803
            390,000 Morgan Stanley Dean Witter Capital I Ser. 01-NC3, Class B1, FRN,
                    4.35s, 2031                                                                             384,820
          1,660,000 Morgan Stanley Dean Witter Capital I Ser. 01-NC4, Class B1, FRN,
                    4.35s, 2032                                                                           1,637,694
            598,877 Morgan Stanley Dean Witter Capital I 144A Ser. 01-AM1N,
                    12 3/4s, 2032                                                                           597,847
          1,252,107 Morgan Stanley Dean Witter Capital I 144A Ser. 01-NC4N,
                    8 1/2s, 2032                                                                          1,245,846
          1,268,915 Option One Mortgage Securities Corp. Ser. 02-2A, Class CFTS,
                    8.83s, 2032                                                                           1,268,788
          1,185,448 Option One Mortgage Securities Corp. 144A Ser. 02-1, Class CTFS,
                    6 3/4s, 2032                                                                          1,167,145
                                                                                                     --------------
                    Total Asset-Backed Securities (cost $19,174,991)                                 $   19,220,117

PREFERRED STOCKS (1.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             11,714 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                            $          117
             56,000 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                  1,394,960
             28,531 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                   1,592,030
              3,150 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                85,050
             18,412 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                    1,910,245
              1,380 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                           15,870
             19,200 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                                  192
                238 Dobson Communications Corp. 144A 12.25% pfd. (PIK)                                      204,886
                320 First Republic Capital Corp. 144A 10.50% pfd.                                           318,400
             11,765 Fitzgeralds Gaming Corp. 15% cum. pfd.                                                      118
              1,116 Granite Broadcasting Corp. 12.75% cum. pfd. (PIK)                                       546,840
              1,352 Intermedia Communications, Inc. Ser. B, 13.50% pfd. (PIK)                             1,257,360
                357 Nextel Communications, Inc. 144A Ser. E, 11.125% pfd. (PIK)                             132,090
                269 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    2,488,250
              1,168 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  584,020
                                                                                                     --------------
                    Total Preferred Stocks (cost $11,731,912)                                        $   10,530,428

COMMON STOCKS (0.9%) (a) (NON)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              2,305 Alderwoods Group, Inc.                                                           $       20,515
                150 AmeriKing, Inc.                                                                               2
             28,107 Arch Wireless, Inc.                                                                         253
             14,080 Aurora Foods, Inc.                                                                       58,995
            149,352 Celcaribe SA                                                                              4,481
             15,321 Covad Communications Group, Inc. 144A                                                    34,932
              1,380 Delta Funding Residual Exchange Co., LLC                                                301,530
              1,380 Delta Funding Residual Management, Inc.                                                      14
             20,520 Doskocil Manufacturing Company, Inc.                                                     61,560
             23,404 Fitzgeralds Gaming Corp.                                                                    234
              2,708 Focal Communications Corp.                                                               11,563
              6,936 Genesis Health Ventures, Inc.                                                           126,235
             11,477 Intira Corp.                                                                                  1
              6,795 MPower Holdings Corp. 144A                                                                  272
            815,000 Paracelsus Healthcare Corp.                                                                  82
             49,759 Pioneer Cos., Inc.                                                                       93,298
                327 Premium Holdings (L.P.) 144A                                                              6,867
                715 PSF Holdings LLC Class A                                                              1,502,193
                167 Quorum Broadcast Holdings, Inc. Class E (acquired 5/15/01,
                    cost $166,517) (RES)                                                                    166,870
             21,831 Regal Cinemas, Inc.                                                                   3,383,817
             10,704 Safety Components International, Inc. (acquired 7/21/97,
                    cost $200,000) (RES)                                                                     58,872
             10,050 Specialty Foods Acquisition Corp.                                                           101
              1,335 Vast Solutions, Inc. Class B1                                                             4,005
              1,335 Vast Solutions, Inc. Class B2                                                             4,005
              1,335 Vast Solutions, Inc. Class B3                                                             4,005
                 65 Waste Management, Inc.                                                                      959
                                                                                                     --------------
                    Total Common Stocks (cost $7,145,037)                                            $    5,845,661

CONVERTIBLE BONDS AND NOTES (0.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $690,000 American Tower Corp. cv. notes 5s, 2010                                          $      379,500
            990,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                    986,337
          1,220,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                            6,100
            490,000 Healthsouth Corp. cv. sub. deb. 3 1/4s, 2003                                            472,238
            111,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                     72,289
          1,680,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  840,000
            310,000 Rogers Communications cv. deb. 2s, 2005 (Canada)                                        243,738
             50,000 Spectrasite Holdings, Inc. cv. sr. notes 6 3/4s, 2010                                    16,886
          1,300,000 Telewest Finance Corp. cv. sub. notes 6s, 2005 (United Kingdom)                         598,000
                                                                                                     --------------
                    Total Convertible Bonds and Notes (cost $4,837,362)                              $    3,615,088

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                600 Australis Media, Ltd. units 15 3/4s, 2003 (Australia) (In default) (NON)         $           60
          3,445,121 Contifinancial Corp. Liquidating Trust units 8 1/8s, 2031 (NON)                         172,256
                608 Hercules Trust II units cum. cv. pfd. 6 1/2s                                            352,640
                840 Pegasus Shipping 144A units stepped-coupon zero %
                    (14 1/2s, 6/20/03), 2008 (Bermuda) (STP)                                                  8,400
                500 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   150,000
                                                                                                     --------------
                    Total Units (cost $3,873,892)                                                    $      683,356

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                 51 Anker Coal Group, Inc. 14.25% cv. pfd.                                           $          255
                 55 Genesis Health Ventures, Inc. $6.00 cv. pfd. (PIK)                                        6,050
                520 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                                5
              3,800 LTV Corp. (The) 144A $4.125 cv. pfd. (In default) (NON)                                     475
                 41 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   369,000
              6,846 Telex Communications, Inc. zero % cv. pfd.                                                6,846
                115 World Access, Inc. 144A Ser. D, zero % cv. pfd.                                              29
                                                                                                     --------------
                    Total Convertible Preferred Stocks (cost $740,705)                               $      382,660

WARRANTS (--%) (a) (NON)                                                                  EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  4 Anker Coal Group, Inc. 144A                                           10/28/09   $            1
                460 Birch Telecommunications, Inc. 144A                                   6/15/08                46
              1,220 Club Regina, Inc. 144A                                                12/1/04                12
                900 Colo.com, Inc. 144A                                                   3/15/10                 9
              1,500 Comunicacion Cellular 144A                                            11/15/03            1,500
              1,020 Dayton Superior Corp.                                                 6/15/09            10,200
                 90 Decrane Aircraft Holdings Co.                                         9/30/08                 1
             14,628 Delta Financial Corp.                                                 12/21/10                1
                809 Diva Systems Corp.                                                    5/15/06                 8
              8,173 Diva Systems Corp. 144A                                               3/1/08                 82
              6,915 Genesis Health Ventures, Inc.                                         10/1/02            14,660
              1,050 Horizon PCS, Inc.                                                     10/1/10            21,000
              9,768 ICG Communications, Inc.                                              10/15/05               98
             16,858 Imperial Credit Industries, Inc.                                      8/1/08                 17
                520 Interact Systems, Inc.                                                8/1/03                  1
                520 Interact Systems, Inc. 144A                                           12/15/09                5
             69,097 Intira Corp. Class B                                                  9/29/10                 7
                910 iPCS, Inc. 144A                                                       7/15/10             4,550
                400 Iridium World Com 144A                                                7/15/05                 1
                590 IWO Holdings, Inc.                                                    1/15/11            17,700
              1,140 Jostens, Inc.                                                         5/1/10             11,400
              2,085 KMC Telecommunications Holdings, Inc. 144A                            4/15/08                21
              1,180 Knology Holdings, Inc.                                                10/22/07               30
                544 Leap Wireless International, Inc. 144A                                4/15/10            16,320
              3,034 Loral Space & Communications, Ltd.                                    12/27/06               30
                930 McCaw International, Ltd.                                             4/15/07                 9
                560 Mediq, Inc. 144A                                                      6/1/09                  6
                390 Mikohn Gaming Corp. 144A                                              8/15/08             1,950
                400 ONO Finance PLC 144A (United Kingdom)                                 2/15/11             1,000
                620 Orbital Imaging Corp. 144A                                            3/1/05                  1
              1,840 Pagemart, Inc. 144A                                                   12/31/03               18
                960 Paxson Communications Corp. 144A                                      6/30/03             4,320
                410 Pliant Corp. 144A                                                     6/1/10                820
                860 Startec Global Communications Corp.                                   5/15/08                 9
                185 Sterling Chemicals Holdings                                           8/15/08               111
                410 Telehub Communications Corp. 144A                                     7/31/05                 1
                270 Telex Communications Group, Inc.                                      3/30/07                 3
              1,830 Travel Centers of America, Inc.                                       5/1/09                 18
              1,670 Ubiquitel, Inc. 144A                                                  4/15/10            59,285
              1,260 UIH Australia/Pacific, Inc. 144A                                      5/15/06                13
             13,865 United Artists Theatre                                                3/2/08            124,785
                680 Veraldo Holdings, Inc. 144A                                           4/15/08                 7
                 30 Versatel Telecom NV (Netherlands)                                     5/15/08                15
                590 XM Satellite Radio Holdings, Inc. 144A                                3/15/10               590
                                                                                                     --------------
                    Total Warrants (cost $2,036,761)                                                 $      290,661

SHORT-TERM INVESTMENTS (4.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$           970,000 U.S. Treasury Notes zero %, June 13, 2002 (SEG)                                  $      966,624
             12,191 Short-term investments held as collateral for loaned securities with yields ranging from 1.80% to 2.19% and due dates ranging
                    from April 1, 2002 to May 13, 2002 (d)                                                   12,180
         29,646,000 Interest in $715,000,000 joint tri-party repurchase agreement dated
                    March 28, 2002 with Goldman Sachs & Co. due April 1, 2002 with respect to various U.S. Government obligations -- maturity value
                    of $29,652,325 for an effective yield of 1.92%                                       29,646,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $30,624,804)                                  $   30,624,804
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $728,381,911) (b)                                        $  677,901,978
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $659,748,443.

  (b) The aggregate identified cost on a tax basis is $731,358,719, resulting in gross unrealized appreciation and depreciation of $24,562,495 and $78,019,236, respectively, or net unrealized depreciation of $53,456,741.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2002 was $19,632,682 or 3.0% of net assets.

(DEF) Security is in default of principal and interest.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2002.

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at March 31, 2002, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2002:
      (as percentage of Market Value)

         Australia              0.9%
         Brazil                 2.9
         Canada                 2.1
         Germany                5.1
         Mexico                 2.3
         Russia                 3.4
         Sweden                 1.1
         United Kingdom         2.0
         United States         75.9
         Other                  4.3
                              -----
         Total                100.0%

------------------------------------------------------------------------------
Forward Currency Contracts to Buy at March 31, 2002
(aggregate face value $43,549,258)
                                                                   Unrealized
                                      Aggregate Face  Delivery    Appreciation/
                      Market Value         Value        Date     (Depreciation)
------------------------------------------------------------------------------
Australian Dollars     $ 9,415,610     $ 9,227,511   6/19/2002       $ 188,099
British Pounds           2,258,753       2,252,093   6/19/2002           6,660
Canadian Dollars         2,163,334       2,170,749   6/19/2002          (7,415)
Danish Krone               755,243         753,481   6/19/2002           1,762
Euro                    12,329,094      12,413,405   6/19/2002         (84,311)
Japanese Yen            16,263,163      16,380,452   6/19/2002        (117,289)
Swiss Franc                351,248         351,567   6/19/2002            (319)
------------------------------------------------------------------------------
                                                                      $(12,813)
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 2002
(aggregate face value $39,008,477)
                                                                   Unrealized
                          Market      Aggregate Face  Delivery    Appreciation/
                           Value           Value        Date     (Depreciation)
------------------------------------------------------------------------------
Australian Dollars     $ 4,092,040     $ 4,025,716   6/19/2002     $   (66,324)
British Pounds           2,204,257       2,201,772   6/19/2002          (2,485)
Canadian Dollars         1,649,287       1,658,417   6/19/2002           9,130
Euro                    22,356,065      22,252,590   6/19/2002        (103,475)
New Zealand
Dollars                  1,680,240       1,638,003   6/19/2002         (42,237)
Swedish Krona            7,217,070       7,231,979   6/19/2002          14,909
------------------------------------------------------------------------------
                                                                     $(190,482)
------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 2002
                                                                   Unrealized
                                    Aggregate Face    Expiration  Appreciation/
                       Total Value        Value          Date    (Depreciation)
------------------------------------------------------------------------------
3 Month Eurodollar
(long)                 $ 1,705,725     $ 1,710,655      Jun-02    $     (4,930)
3 Month Eurodollar
(long)                   1,692,862       1,702,955      Sep-02         (10,093)
3 Month Eurodollar
(long)                   1,662,587       1,664,630      Jun-03          (2,043)
Euro-Bobl 5yr
(long)                  17,684,815      17,823,327      Jun-02        (138,512)
Euro-Bund 10yr
(long)                   3,564,176       3,599,361      Jun-02         (35,185)
Interest Rate Swap
10yr (long)              1,477,031       1,490,097      Jun-02         (13,066)
Japanese
Government Bond
10yr (long)              4,583,292       4,552,460      Jun-02          30,832
Japanese
Government Bond
10yr (long)              4,167,535       4,138,569      Jun-02          28,966
US Treasury Note
10yr (long)             31,862,922      32,787,523      Jun-02        (924,601)
US Treasury Note
10yr (short)            23,666,672      23,829,527      Jun-02         162,855
US Treasury Note
10yr (long)              9,526,856       9,804,629      Jun-02        (277,773)
US Treasury Note
5yr (short)              3,630,703       3,631,101      Jun-02             398
------------------------------------------------------------------------------
                                                                   $(1,183,152)
------------------------------------------------------------------------------

Written Call Options on Foreign Currency Outstanding at March 31, 2002
(premiums received $7,815)

Contract                                         Expiration Date/        Market
Amount                                             Strike Price          Value
------------------------------------------------------------------------------
   7    Eurodollar 3 Month - CME (call)           Sep 02/$97.25         $1,750
   7    Eurodollar 3 Month - CME (call)           Jun 02/$97.75            569
------------------------------------------------------------------------------
                                                                        $2,319
------------------------------------------------------------------------------


------------------------------------------------------------------------------
TBA Sales Commitments at March 31, 2002
(Proceeds receivable $4,935,181)
                                        Principal    Settlement        Market
Agency                                    Amount        Date           Value
------------------------------------------------------------------------------
FNMA, 6 1/2s,
April 2032                              $4,946,000     4/11/02      $4,919,737
------------------------------------------------------------------------------
Swap Contracts outstanding at March 31, 2002
                                         Notional   Termination    Unrealized
                                          Amount       Date       Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services
dated November
17, 2000 to pay
semi-annually the
notional amount
multiplied by the
return of
LIBOR-BAA and
receive quarterly
the notional
amount multiplied
by 6.7506%                              $6,500,000    11/21/05      $363,174
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $10,402 of securities on loan
(identified cost $728,381,911) (Note 1)                                        $677,901,978
-------------------------------------------------------------------------------------------
Cash                                                                              5,072,787
-------------------------------------------------------------------------------------------
Foreign currency (cost $182,782)                                                    165,468
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        13,648,858
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   26,107,882
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                         363,174
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                             235,088
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                           469,140
-------------------------------------------------------------------------------------------
Total assets                                                                    723,964,375

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                29,698
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             4,483,710
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 52,905,851
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,142,284
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          127,441
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        64,490
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          3,434
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                438,383
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                               53,218
-------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $7,815) (Notes 1 and 3)      2,319
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $4,935,181) (Note 1)         4,919,737
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   12,180
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               33,187
-------------------------------------------------------------------------------------------
Total liabilities                                                                64,215,932
-------------------------------------------------------------------------------------------
Net assets                                                                     $659,748,443

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $844,899,761
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                       (10,210,451)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment and foreign currency
transactions (Note 1)                                                          (123,309,210)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities in
foreign currencies                                                              (51,631,657)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $659,748,443

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($659,748,443 divided by 100,133,127 shares)                $6.59
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months March 31, 2002 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                 $28,421,421
-------------------------------------------------------------------------------------------
Dividends                                                                           601,320
-------------------------------------------------------------------------------------------
Securities lending                                                                      315
-------------------------------------------------------------------------------------------
Total investment income                                                          29,023,056
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  2,300,863
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      332,366
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    10,559
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      7,023
-------------------------------------------------------------------------------------------
Other                                                                               132,189
-------------------------------------------------------------------------------------------
Total expenses                                                                    2,783,000
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (20,386)
-------------------------------------------------------------------------------------------
Net expenses                                                                      2,762,614
-------------------------------------------------------------------------------------------
Net investment income                                                            26,260,442
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (25,334,614)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                        (900,223)
-------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                       5,817
-------------------------------------------------------------------------------------------
Net realized gain on written options (Note 1)                                         7,982
-------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in foreign currencies
during the period                                                                  (214,019)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures, TBA sales commitments,
written options and swap contracts during the period                             31,797,110
-------------------------------------------------------------------------------------------
Net gain on investments                                                           5,362,053
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $31,622,495
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2002*             2001
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                               $  26,260,442    $  58,649,683
--------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions    (26,221,038)     (30,897,824)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                       31,583,091      (26,007,032)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   31,622,495        1,744,827
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
From net investment income                                            (27,034,819)     (45,980,550)
--------------------------------------------------------------------------------------------------
From return of capital                                                         --      (14,497,458)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 4,587,676      (58,733,181)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   655,160,767      713,893,948
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $10,210,451
and $9,436,074 respectively)                                        $ 659,748,443    $ 655,160,767
--------------------------------------------------------------------------------------------------
Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                     100,133,127      100,133,127
--------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.54        $7.13        $7.57        $8.14        $8.79        $8.58
------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .26          .58          .63          .58          .71          .64
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .06         (.57)        (.43)        (.47)        (.67)         .21
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .32          .01          .20          .11          .04          .85
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.27)        (.46)        (.64)        (.56)        (.69)        (.64)
------------------------------------------------------------------------------------------------------------------
From return of capital                    --         (.14)          --         (.12)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.27)        (.60)        (.64)        (.68)        (.69)        (.64)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.59        $6.54        $7.13        $7.57        $8.14        $8.79
------------------------------------------------------------------------------------------------------------------
Market value,
end of period                         $6.130       $6.050       $6.438       $6.438       $7.750       $8.125
------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                     5.74*        3.06        10.72        (9.09)        3.91        17.54
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $659,748     $655,161     $713,894     $757,533     $814,342     $337,664
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .42*         .90          .87          .93          .92         1.04
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               3.97*        8.50         8.60         7.39         8.13         7.47
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 85.88* (e)  111.45       116.71       133.72       179.84(d)    220.61
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes the impact of assets received from the acquisition of Putnam Intermediate Government Income Trust.

(e) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
March 31, 2002 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Intermediate Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and is authorized to issue an unlimited number of shares. The fund's investment objective is to seek, with equal emphasis, high current income and relative stability of net asset value, by allocating its investments among the U.S. investment grade sector, high-yield sector and international sector.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/discounts are amortized /accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin". Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

I) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

K) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At March 31, 2002, the value of securities loaned amounted to $10,402. The fund received cash collateral of $12,180 which is pooled with collateral of other Putnam funds into 35 issuers of high grade short-term investments.

L) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2001, the fund had a capital loss carryover of approximately $71,656,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $ 7,035,000    September 30, 2003
     2,793,000    September 30, 2004
     1,555,000    September 30, 2005
    10,040,000    September 30, 2007
    25,640,000    September 30, 2008
    24,593,000    September 30, 2009

M) Distributions to shareholders

Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2002, the fund's expenses were reduced by $20,386 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $988 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2002, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $394,094,903 and $318,636,193, respectively. Purchases and sales of U.S. government obligations aggregated $625,100,281 and $646,044,770, respectively.

Written option transactions during the period are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of year                          $        --            $     --
---------------------------------------------------------------------------
Options opened                               4,378,014              15,797
---------------------------------------------------------------------------
Options expired                             (4,378,000)             (7,982)
---------------------------------------------------------------------------
Options closed                                      --                  --
---------------------------------------------------------------------------
Written options
outstanding at
end of period                              $        14            $  7,815
---------------------------------------------------------------------------

Note 4
Share repurchase program

In November 1994, the Trustees authorized the fund to repurchase up to 1,950,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the six months ended March 31, 2002, the fund repurchased no shares.

As of September 30, 2001, 570,000 shares have been repurchased since the inception of the program.

Note 5
New accounting pronouncement

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements.


AMENDMENT TO BYLAWS
(Unaudited)

On March 9, 2001, the Trustees amended the fund's Bylaws to require advance notice of shareholder Trustee nominations and shareholder proposals fixing the number of Trustees. Shareholders wishing to propose one or more nominees for election as Trustees or wishing to make a proposal fixing the number of Trustees at an annual meeting of shareholders must provide written notice to the fund (including all required information) so that such notice is received in good order by the fund not less than sixty (60) nor more than ninety (90) days prior to the anniversary date of the immediately preceding annual meeting. An exception applies in the case of the annual meeting to be held in calendar year 2001, to the effect that the notice described above to be timely must be received in good order by the fund not less than thirty
(30) days prior to that anniversary date. A further exception to the notice deadline applies in the event the date of the annual meeting is substantially advanced or delayed from that anniversary date. Copies of these amendments to the Bylaws have been filed with the Securities and Exchange Commission and are available from its public reference facilities.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin Cronin
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) any time for up-to-date information about the fund's NAV.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


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